Investment in Lease, Net (Details Narrative) - USD ($)		12 Months Ended
	Oct. 08, 2015	Dec. 31, 2018	Dec. 31, 2017
Interest income		$ 4,000	$ 4,000
Equipment Lease Agreement [Member]
Investment lease	$ 92,000
Unearned interest	$ 14,000
Equipment Lease Agreement [Member] | Biocon 1, LLC [Member]
Lease term	60 months
Monthly rent expense	$ 1,800
Equipment depreciation term		4 years